MANAGEMENT FEES, SELLING COMMISSIONS, PLATFORM FEES AND PROFIT SHARE	12 Months Ended
Dec. 31, 2021
Management Fees Selling Commissions Platform Fees And Profit Share
MANAGEMENT FEES, SELLING COMMISSIONS, PLATFORM FEES AND PROFIT SHARE

4.	MANAGEMENT FEES, SELLING COMMISSIONS, PLATFORM FEES AND PROFIT SHARE

Each Series of Units are allocated management fees at a fixed rate of 0.146% per month of net asset value (1.75% per annum, fee reduced to 1.75% from 2.00%, effective April 1, 2021) of a limited partner’s interest and a 20% profit share. Such management fees and profit share are allocated to the limited partners of the Partnership but charged at the Master Fund level. For the years ended December 31, 2021 and 2020, the Partnership incurred Partnership-level management fees of $2,403,587 and $3,148,410, respectively. These amounts are included in the Statements of Operations under “Management fees.” The management fee and profit share are described in more detail in the Master Fund’s financial statements included in Section II of this annual report.

The original terms of the Series issued by the Partnership are: 1) Series A Units which, in addition to the management fees and profit share allocable to the General Partner, are subject to selling commissions payable to Selling Agents equal to 1/12 of 2% (2% per annum) based on the month-end Net Asset Value of such Series investment; 2) Series B Units which, in addition to the management fees and profit share allocable to the General Partner, are subject to a platform fee of 1/12 of 0.25% (0.25% per annum) based on the month end net asset value of such Series investment and are for those investors participating in asset-based or fixed fee registered investment adviser (“RIA”) platforms; and 3) Series C Units which are subject to the management fees and profit share allocable to the General Partner and are for those investors participating in asset-based or fixed fee RIA platforms not subject to the Platform Fee.

The amended terms of the Series issued by the Partnership are: 1) Series A Units which, in addition to the management fees and profit share allocable to the General Partner, are subject to selling commissions payable to Selling Agents equal to 1/12 of 2% (2% per annum) based on the month-end Net Asset Value of such Series investment; 2) Series B Units and Series C Units, each have the same terms, are subject to management fees and profit share allocable to the General Partner and are not subject to any fees payable to Selling Agents; and 3) Series D Units which, in addition to the management fees and profit share allocable to the General Partner, are subject to selling commissions payable to Selling Agents equal to 1/12 of 0.75% (0.75% per annum) based on the month-end Net Asset Value of such Series investment. For the years ended December 31, 2021 and 2020, there were no Platform Fees. Selling Commissions were as follows:

	Selling Commissions
	2021	2020
Series A Units	$2,175,856	$2,604,190
Series D Units	91,760	103,759
	$2,267,616	$2,707,949

Amounts were charged at the Master Fund level and allocated to applicable Partnership investors only. No amounts were allocated to Series B and Series C Units.